Common Stock and Stock Plans, Stock Option Plans (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Incentive Compensation Plans [Member]
Summary of Stock Options
Options outstanding as of December 31, 2016 (in shares) | shares	44,266,998
Canceled or forfeited (in shares) | shares	(2,550,555)
Exercised (in shares) | shares	(21,537,264)
Options exercisable and outstanding as of December 31, 2017 (in shares) | shares	20,179,179
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	9 months 19 days
Options outstanding, aggregate intrinsic value | $	$ 777
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2016 (in dollars per share) | $ / shares	$ 34.62
Canceled or forfeited (in dollars per share) | $ / shares	106.71
Exercised (in dollars per share) | $ / shares	27.79
Options outstanding as of December 31, 2017 (in dollars per share) | $ / shares	$ 32.80
Director Awards [Member]
Summary of Stock Options
Options outstanding as of December 31, 2016 (in shares) | shares	199,820
Exercised (in shares) | shares	(94,920)
Options exercisable and outstanding as of December 31, 2017 (in shares) | shares	104,900
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	3 months 19 days
Options outstanding, aggregate intrinsic value | $	$ 3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2016 (in dollars per share) | $ / shares	$ 32.06
Exercised (in dollars per share) | $ / shares	34.48
Options outstanding as of December 31, 2017 (in dollars per share) | $ / shares	$ 29.87